Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Public Offering	At The Market Offering	Restricted Shares	Restricted stock units	Common Stock	Common Stock Public Offering	Common Stock At The Market Offering	Common Stock Restricted Shares	Common Stock Restricted stock units	Additional Pain In Capital	Additional Pain In Capital Public Offering	Additional Pain In Capital At The Market Offering	Additional Pain In Capital Restricted Shares	Additional Pain In Capital Restricted stock units	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Series A Redeemable Convertible Preferred Stock	Series B Redeemable Convertible Preferred Stock
Balance at Dec. 31, 2016	$ 0					$ 1					$ 0					$ (1)	$ 0
Balance, shares at Dec. 31, 2016						2,082,860
Issuance of common shares to PureTech, shares						1,886,363
Issuance of redeemable convertible preferred stock																		$ 41,674	$ 39,946
Issuance of redeemable convertible preferred stock, shares																		15,527,951	4,792,716
Issuance of redeemable convertible preferred stock, adjustments to additional paid in capital	1,379										1,379
Vesting of restricted shares, shares						593,417
Stock-based compensation expense	470										470
Net loss	(33,778)															(33,778)
Balance at Dec. 31, 2017	(31,929)					$ 1					1,849					(33,779)
Balance, temporary equity, shares at Dec. 31, 2017																		15,527,951	4,792,716
Balance, temporary equity at Dec. 31, 2017																		$ 41,674	$ 39,946
Balance, shares at Dec. 31, 2017						4,562,640
Conversion of convertible preferred stock into common stock upon the closing of initial public offering	81,620					$ 1					81,619							$ (41,674)	$ (39,946)
Conversion of convertible preferred stock into common stock upon the closing of initial public offering, Shares						15,870,559												(15,527,951)	(4,792,716)
Issuance of common stock		$ 89,370					$ 1					$ 89,369
Issuance of common stock, Shares							6,516,667
Vesting of restricted shares	865										865
Vesting of restricted shares, shares						1,097,449
Exercise of stock options	5										5
Exercise of stock options, Shares						7,029
Stock-based compensation expense	1,928										1,928
Net loss	(37,614)															(37,614)
Net unrealized gains (losses) on marketable securities	(41)																(41)
Balance at Dec. 31, 2018	104,204					$ 3					175,635					(71,393)	(41)
Balance, temporary equity, shares at Dec. 31, 2018																		0	0
Balance, temporary equity at Dec. 31, 2018																		$ 0	$ 0
Balance, shares at Dec. 31, 2018						28,054,344
Issuance of common stock		46,585					$ 1					46,584
Issuance of common stock, Shares							7,200,000
Vesting of restricted shares				$ 1										$ 1
Vesting of restricted shares, shares									500
Stock-based compensation expense	662										662
Net loss	(11,069)															(11,069)
Net unrealized gains (losses) on marketable securities	73																73
Balance at Mar. 31, 2019	140,456					$ 4					222,882					(82,462)	32
Balance, shares at Mar. 31, 2019						35,254,844
Balance at Dec. 31, 2018	104,204					$ 3					175,635					(71,393)	(41)
Balance, shares at Dec. 31, 2018						28,054,344
Net loss	(29,401)
Net unrealized gains (losses) on marketable securities	211
Balance at Jun. 30, 2019	126,942					$ 4					227,562					(100,794)	170
Balance, shares at Jun. 30, 2019						35,817,393
Balance at Dec. 31, 2018	104,204					$ 3					175,635					(71,393)	(41)
Balance, shares at Dec. 31, 2018						28,054,344
Issuance of common stock		49,747	$ 6,716				$ 1					49,746	$ 6,716
Issuance of common stock, Shares							7,687,934	687,800
Vesting of restricted shares	1										1
Vesting of restricted shares, shares						1,000
Vesting of restricted stock units, net of shares withheld for taxes					$ (20)										$ (20)
Vesting of restricted stock units, net of shares withheld for taxes, shares										6,625
Exercise of stock options	6										6
Exercise of stock options, Shares						7,029
Stock-based compensation expense	3,693										3,693
Net loss	(82,739)															(82,739)
Net unrealized gains (losses) on marketable securities	90																90
Balance at Dec. 31, 2019	81,698					$ 4					235,777					(154,132)	49
Balance, shares at Dec. 31, 2019						36,444,732
Balance at Mar. 31, 2019	140,456					$ 4					222,882					(82,462)	32
Balance, shares at Mar. 31, 2019						35,254,844
Issuance of common stock		$ 3,163	$ 582									$ 3,163	$ 582
Issuance of common stock, Shares							487,934	62,663
Vesting of restricted shares, shares									500
Vesting of restricted stock units, net of shares withheld for taxes					(15)										(15)
Vesting of restricted stock units, net of shares withheld for taxes, shares										4,423
Exercise of stock options	6										6
Exercise of stock options, Shares						7,029
Stock-based compensation expense	944										944
Net loss	(18,332)															(18,332)
Net unrealized gains (losses) on marketable securities	138																138
Balance at Jun. 30, 2019	126,942					$ 4					227,562					(100,794)	170
Balance, shares at Jun. 30, 2019						35,817,393
Balance at Dec. 31, 2019	81,698					$ 4					235,777					(154,132)	49
Balance, shares at Dec. 31, 2019						36,444,732
Vesting of restricted stock units, net of shares withheld for taxes					(1)										(1)
Vesting of restricted stock units, net of shares withheld for taxes, shares										1,019
Stock-based compensation expense	975										975
Net loss	(7,038)															(7,038)
Net unrealized gains (losses) on marketable securities	(17)																(17)
Balance at Mar. 31, 2020	75,617					$ 4					236,751					(161,170)	32
Balance, shares at Mar. 31, 2020						36,445,751
Balance at Dec. 31, 2019	81,698					$ 4					235,777					(154,132)	49
Balance, shares at Dec. 31, 2019						36,444,732
Net loss	(12,637)
Net unrealized gains (losses) on marketable securities	(49)
Balance at Jun. 30, 2020	70,744					$ 4					237,509					(166,769)
Balance, shares at Jun. 30, 2020						36,446,853
Balance at Mar. 31, 2020	75,617					$ 4					236,751					(161,170)	32
Balance, shares at Mar. 31, 2020						36,445,751
Vesting of restricted stock units, net of shares withheld for taxes					$ (1)										$ (1)
Vesting of restricted stock units, net of shares withheld for taxes, shares										1,102
Stock-based compensation expense	759										759
Net loss	(5,599)															(5,599)
Net unrealized gains (losses) on marketable securities	(32)																$ (32)
Balance at Jun. 30, 2020	$ 70,744					$ 4					$ 237,509					$ (166,769)
Balance, shares at Jun. 30, 2020						36,446,853